SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands			6 Months Ended
	Jan. 15, 2025	Aug. 08, 2024	Jun. 30, 2024
Subsequent Event [Line Items]
Stock options, granted
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 10,000
Phantom Option [Member]
Subsequent Event [Line Items]
Stock options, granted
Phantom Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock options, granted		3,700